UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sand Hill Advisors, LLC
Address: 245 Lytton Avenue, Suite 300

         Palo Alto, CA  94301

13F File Number:  28-5390

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Cynde Lee
Title:     Director, Operations/Compliance
Phone:     (650)-854-9150

Signature, Place, and Date of Signing:

     /s/  Cynde Lee     Palo Alto, CA     June 13, 2009



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $97,844 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     2979    49573 SH       Sole                    46723              2850
AT&T Inc                       COM              00206R102     2284    91960 SH       Sole                    87463              4497
Abbott Labs                    COM              002824100     2316    49235 SH       Sole                    46625              2610
Aflac Inc                      COM              001055102     1974    63503 SH       Sole                    61103              2400
Amgen                          COM              031162100      257     4855 SH       Sole                     4855
Applied Materials              COM              038222105     3000   272503 SH       Sole                   260803             11700
BP PLC                         COM              055622104     3234    67823 SH       Sole                    63813              4010
BankAmerica Corp               COM              060505104      270    20485 SH       Sole                    20485
Berkshire Hathaway Inc - CL B  COM              084670207      356      123 SH       Sole                      123
ChevronTexaco Corp             COM              166764100     3538    53404 SH       Sole                    49254              4150
Cisco Systems                  COM              17275R102      290    15560 SH       Sole                     9610              5950
Clorox                         COM              189054109      227     4064 SH       Sole                     4064
Coca Cola                      COM              191216100     3684    76770 SH       Sole                    71905              4865
Dominion Resources             COM              25746U109     2717    81290 SH       Sole                    75793              5497
E.I. du Pont de Nemours and Co COM              263534109     2401    93717 SH       Sole                    90032              3685
Exxon Mobil Corporation        COM              30231G102     2844    40684 SH       Sole                    39149              1535
Fiserv Inc                     COM              337738108      363     7938 SH       Sole                     7938
General Electric               COM              369604103     2281   194658 SH       Sole                   187532              7127
Glaxosmithkline PLC - ADR      COM              37733W105     3310    93658 SH       Sole                    89105              4553
Goldman Sachs                  COM              38141G104     3486    23645 SH       Sole                    22515              1130
Health Care Select Sector      COM              81369y209      842    32000 SH       Sole                    32000
Hewlett-Packard Co.            COM              428236103      211     5455 SH       Sole                     4855               600
Intel                          COM              458140100      261    15750 SH       Sole                    15750
International Business Machine COM              459200101      441     4220 SH       Sole                     4220
J P Morgan Chase & Co.         COM              46625H100     2900    85026 SH       Sole                    79411              5615
Johnson & Johnson              COM              478160104     3618    63703 SH       Sole                    59434              4269
Linear Technology              COM              535678106     3292   140998 SH       Sole                   134643              6355
Lowe's Companies               COM              548661107     2169   111730 SH       Sole                   106880              4850
Merck                          COM              589331107      233     8345 SH       Sole                     8345
Microsoft                      COM              594918104     3714   156248 SH       Sole                   148544              7704
Morphicstechnology Inc Delawar COM              617998216        0    50000 SH       Sole                    50000
Nike                           COM              654106103     2400    46342 SH       Sole                    43442              2900
Paychex Inc                    COM              704326107     3073   121960 SH       Sole                   115930              6030
Pepsico                        COM              713448108     3605    65596 SH       Sole                    61300              4296
Procter & Gamble               COM              742718109     3417    66873 SH       Sole                    61688              5185
Southwest Airlines             COM              844741108       77    11429 SH       Sole                    11429
Swift Energy                   COM              870738101      180    10800 SH       Sole                                      10800
Texas Instruments              COM              882508104     1898    89092 SH       Sole                    89092
United Parcel Service CL B     COM              911312106     2633    52664 SH       Sole                    49489              3175
United Technologies            COM              913017109      230     4428 SH       Sole                     4428
Walt Disney                    COM              254687106     2109    90416 SH       Sole                    86451              3965
Wells Fargo                    COM              949746101     3072   126637 SH       Sole                   117362              9275
Standard and Poors Mid Cap Tru ETF              595635103    10223    97177 SH       Sole                    91222              5955
iShares MSCI EAFE Index        ETF              464287465      328     7150 SH       Sole                     7150
iShares Tr S&P Midcap 400      ETF              464287507     5105    88332 SH       Sole                    86030              2302